PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		R$ 1,714,403	R$ 1,801,186
Provisioned in the year		465,546	263,489
Write-offs by reversal / payment		(494,409)	(459,608)
Transfer			4,400
Business combination		98,126
Interest	[1]	260,967	104,936
Legal proceedings provision ending balance		2,044,633	1,714,403
Tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		813,732	747,647
Provisioned in the year		129,619	44,812
Write-offs by reversal / payment		(138,562)	(33,427)
Transfer
Business combination		1,382
Interest	[1]	(60,275)	54,700
Legal proceedings provision ending balance		745,896	813,732
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		512,979	662,052
Provisioned in the year		181,734	105,526
Write-offs by reversal / payment		(187,735)	(258,021)
Transfer			3,793
Business combination		91,913
Interest	[1]	219,531	(371)
Legal proceedings provision ending balance		818,422	512,979
Labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		387,692	391,487
Provisioned in the year		154,193	113,151
Write-offs by reversal / payment		(168,112)	(168,160)
Transfer			607
Business combination		4,831
Interest	[1]	101,711	50,607
Legal proceedings provision ending balance		R$ 480,315	R$ 387,692

[1]	In Includes write-off of interest due to reversal.